Inventories (Details) - Schedule of Inventories - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Finished goods – Halal products	$ 513,582
Finished goods – displays and other products	6,743,531
Provision for inventories	(1,106,092)
Total	$ 6,151,021